Pensions - assets, portfolio weighting (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Equity securities [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	37.50%	39.00%
Equity securities [member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	31.00%
Equity securities [member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	43.00%
Equity securities [member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	92.00%	98.00%
Equity securities [member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	8.00%	0.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	41.70%	41.10%
Bonds [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	36.00%
Bonds [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	48.00%
Bonds [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	32.00%	30.00%
Bonds [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	68.00%	70.00%
Money market instruments [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	14.30%	13.90%
Money market instruments [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	0.00%
Money market instruments [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	29.00%
Money market instruments [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	67.00%	71.00%
Money market instruments [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	32.00%	28.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	6.10%	5.40%
Real estate properties owned by Statoil Pension	$ 447	$ 402
Real estate [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%
Other assets [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	0.40%	0.60%